CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net earnings	$ 593,126	$ 860,984	$ 206,323
Adjustments:
Depreciation	534,010	522,571	512,147
Amortization	73,011	67,829	70,455
Stock-based compensation	50,733	49,003	43,041
Deferred income taxes	(25,274)	58,051	138,262
Equity in losses of unconsolidated affiliates	13,323	10,043	32,082
Impairment of non-current assets	30,000	13,943
Loss on sale of assets	17,563
Changes in assets and liabilities (exclusive of acquisitions):
Accounts receivable	148,113	(274,920)	(310,188)
Inventories	(65,655)	(433,696)	(231,913)
Accounts payable	(111,496)	62,012	179,807
Federal income taxes	(28,022)	930	180,821
Salaries, wages and related accruals	(60,363)	129,340	56,641
Other	31,316	(35,037)	(10,684)
Cash provided by operating activities	1,200,385	1,031,053	866,794
Investing activities:
Capital expenditures	(947,608)	(438,943)	(338,684)
Investment in and advances to affiliates	(180,472)	(95,950)	(434,006)
Repayment of advances to affiliates	65,446	50,000	83,885
Disposition of plant and equipment	51,063	25,333	24,944
Acquisitions (net of cash acquired)	(760,833)	(3,959)	(64,788)
Purchases of investments	(409,403)	(1,494,782)	(1,323,264)
Proceeds from the sale of investments	1,667,142	1,285,763	394,640
Purchases of restricted investments		(564,994)
Proceeds from the sale of restricted investments	359,295	47,479
Changes in restricted cash	(48,625)	530,165	(598,482)
Cash used in investing activities	(203,995)	(659,888)	(2,255,755)
Financing activities:
Net change in short-term debt	27,945	(11,450)	11,561
Repayment of long-term debt	(650,000)		(6,000)
Proceeds from issuance of long-term debt, net of discount			1,198,992
Debt issuance costs			(4,050)
Issuance of common stock	10,515	8,097	4,687
Excess tax benefits from stock-based compensation	4,700	1,000	(700)
Distributions to noncontrolling interests	(74,848)	(61,720)	(55,380)
Cash dividends	(466,361)	(461,518)	(457,282)
Other financing activities	1,172	30,569
Cash provided by (used in) financing activities	(1,146,877)	(495,022)	691,828
Effect of exchange rate changes on cash	2,704	(904)	5,558
Decrease in cash and cash equivalents	(147,783)	(124,761)	(691,575)
Cash and cash equivalents - beginning of year	1,200,645	1,325,406	2,016,981
Cash and cash equivalents - end of year	1,052,862	1,200,645	1,325,406
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ 71,726	$ 1,559	$ 6,610